Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Other assets-Other:
Securities received as collateral		¥ 409,896	¥ 332,363
Goodwill and other intangible assets		30,878	38,387
Net deferred tax assets	[1]	24,810	24,254
Investments in equity securities for other than operating purposes	[2]	322,471	299,638
Deposit receivables	[3]	246,484	316,570
Prepaid expenses		27,142	22,811
Other		103,283	121,598
Total, Other assets-Other		1,164,964	1,155,621
Other liabilities:
Obligation to return securities received as collateral		409,896	332,363
Accrued income taxes		58,493	81,585
Net deferred tax liabilities	[1]	101,509	85,301
Other accrued expenses and provisions		469,366	596,684
Operating lease liabilities		168,503	189,814
Other		107,978	128,799
Total, Other liabilities		¥ 1,315,745	¥ 1,414,546
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Operating lease liabilities	Operating lease liabilities

[1]	Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying component within a particular tax jurisdiction.
[2]	Includes equity securities without a readily determinable fair value. See Note 6 “Investments” for further information.
[3]	Includes Japan Securities Clearing Corporation’s clearing fund.